PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 104,769	$ 101,347
Less: Accumulated depreciation	(56,027)	(50,308)
Less: Provision for impairment	(31,143)	(31,143)
Property and equipment, net	17,599	19,896
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	96,238	94,091
Electronics and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	433	424
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	1,087	1,127
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	5,511	5,433
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 1,500	$ 272